CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (867,475)	$ (5,812,234)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Interest earned on investments held in Trust Account	(58,474)	(194,901)
Financing cost - derivative warrant liabilities		315,080
Change in fair value of derivative warrant liabilities	(3,523,000)	5,198,670
Changes in operating assets and liabilities:
Prepaid expenses	70,229	(202,187)
Accounts payable	961,084	1,329
Accrued expenses	2,575,925	26,500
Accrued expenses - related parties		17,500
Franchise tax payable	(170,411)	149,300
Net cash provided by (used in) operating activities	(1,012,122)	(500,943)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(230,000,000)
Investment income released from Trust Account for working capital	300,000
Net cash (used in) investing activities	300,000	(230,000,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross		230,000,000
Proceeds received from private placement		(4,125,486)
Offering costs paid		5,600,000
Net cash provided by financing activities		231,474,514
Net change in cash	(712,122)	973,571
Cash at beginning of period	916,987	25,000
Cash at end of period	$ 204,865	998,571
Supplemental disclosure of cash flow information Cash paid for:
Deferred underwriting commissions in connection with the initial public offering		$ 6,300,000